Business Overview and Basis of Presentation - Schedule of Details of the Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Delixy Energy Pte Ltd [Member]
Schedule of Details of the Subsidiaries [Line Items]
Date of incorporation	Sep. 10, 2007
Background	Principally engaged in the general wholesale trading of Crude oil and oil-based products
Effective ownership	100.00%
Delixy International Limited [Member]
Schedule of Details of the Subsidiaries [Line Items]
Date of incorporation	Jun. 17, 2024
Background	Investment holding
Effective ownership	100.00%